UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli SRI Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli SRI Fund, Inc.

Semiannual Report — September 30, 2023

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the six months ended September 30, 2023, the net asset value (NAV) total return per Class AAA Share of the Gabelli SRI Fund, Inc. was (2.8)% compared with a total return of 5.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 4 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2023.

Investment Objective and Strategy (Unaudited)

Socially responsible investing (SRI) refers to the proactive screening of companies that meet predetermined social guidelines. Specifically, the Fund excludes companies that derive 10% or more of their revenues from tobacco, cannabis, alcohol, gambling, or weapons production. This screen is relatively straightforward and transparent, incorporating a broad range of social criteria that have been utilized by asset owners for decades. The Fund otherwise relies on the Advisors’ Private Market Value with a Catalyst approach to selecting underpriced securities. By incorporating values-based screens, the Fund may be able to minimize the risks associated with the identified industries, improving the overall return of the investment portfolio.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

In the second calendar quarter of the year, S&P Global (3.0% of net assets as of September 30, 2023) was the largest contributor to Q2 returns as the company is poised to benefit from the integration of its 2022 acquisition of IHS Markit. Similarly, during the quarter water technology company Xylem Inc. (3.3%), completed its acquisition of Evoqua, which should yield meaningful synergies. Two beneficiaries of government funding for clean energy rounded out the top Q2 contributors: Flex Ltd. (1.4%), is the maker of NEXTracker which makes key components that control solar arrays while ABB Ltd. (1.6%), is integral to the operation of the grid and the global charging infrastructure.

Detractors from performance in the second calendar quarter included CNH Industrial (3.6%), which was plagued by concerns about the short-term health of the agricultural economy; NextEra Energy Inc. (2.8%), was hurt like most utilities by higher interest rates; and Cavco Industries Inc. (1.3%), whose manufactured housing business may also be negatively impacted by higher borrowing costs.

During the third calendar quarter ended September 30, 2023, contributors to return included Daiwa Securities Group Inc. (1.4%), the second largest investment banking group in Japan, and Toyota Motor Corp. (1.5%), which both benefited from overall strength of the Japanese Nikkei market. Both companies also reported strong financial results in their fiscal first quarter (ended June 30), with Daiwa posting growth of 26% in revenue and over 100% in EPS, and Toyota reporting a 24% increase in revenues, a 380 basis point increase in operating margin, and an 80% increase in EPS. Electrified vehicles accounted for 34% of Toyota’s sales and increased by 130%, driven by a 126% increase in sales of hybrid electric vehicles. Alphabet Inc. (1.4%), reported strong third quarter revenue, avoiding the broader slowdown in advertising spend. Despite some glitches with the unveiling of Bard, its artificial intelligence (AI) assistant, the company is seen as a key beneficiary of the growth in AI. Amidst fears of a recession and higher interest rates, Comcast Corp. (1.5%), reported strong results due to the stability of its broadband subscription offerings and strength of its balance sheet. Comcast also triggered its put option to Disney for its one-third stake in Hulu, indicating it would use those proceeds to repurchase stock. Finally, Banco Bilbao Vizcaya Argentaria (1.1%), a leading global banking group based in Spain, reported strong third quarter results driven by continued strength in Mexico, where the company benefits from being the largest bank with nearly a 25% market share of loans. After the quarter ended, the company announced a €1 billion share repurchase which represents approximately 2% of its outstanding shares.

Detractors from performance in the third calendar quarter included NextEra Energy Inc. (2.8%), which declined along with the utility sector due to higher interest rates and lower renewable development sentiment. The company also decided to forgo an asset drop-down and lower the distribution growth rate for its publicly traded subsidiary, NextEra Energy Partners. The combination of these factors eroded investor confidence in NextEra Energy despite the company’s affirmation that it can continue to grow at the high end of its 6-8% EPS growth target through 2026. Shares of leading global water technology company Xylem Inc. (3.3%), were weak as investors were surprised by the retirement announcement of long-time CEO Pat Decker in early September, particularly after the company just completed the sizeable acquisition of EVOQUA Water Technologies in May. However, new CEO Matt Pine has been with the company for more than three years, most recently serving as COO of Xylem over the past year, and was intimately involved in the EVOQUA deal. CNH Industrial (3.6%), shares declined on cyclical concerns within the agricultural equipment ecosystem. Rising interest rates had the doubly damaging impact of raising questions about new machinery affordability while also negatively affecting corn and soybean prices, the combination of which could impair near term demand for new tractors and combines. Shares of American Express Co. (2.4%), fell amid fears about a recession and slowdown in consumer spending, as well as concerns that travel demand post COVID has peaked. Finally, SONY Group Corp. (3.7%), shares declined on PlayStation 5 shipments that were below expectations and the company’s plan for promotional PS5 pricing, as well as the overhang from Microsoft buying Activision. Additionally, there were investor concerns about a delay in the recovery in the smartphone market affecting SONY’s image sensor business, as well as the impact of the Hollywood strikes on SONY Pictures.

Thank you for your investment in the Gabelli SRI Fund, Inc.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through September 30, 2023 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (6 /1/07)
Class AAA (ESGGX)	(2.81)%	14.36%	5.44%	4.05%	5.41%	5.35%
S&P 500 Index (c)	5.18	21.62	10.15	9.92	11.91	8.65
S&P 500 ESG Index (c)	6.03	24.10	11.39	11.49	12.62	N/A
Class A (ESGHX)	(2.89)	14.38	5.41	4.04	5.40	5.35
With sales charge (d)	(8.48)	7.80	3.35	2.82	4.78	4.97
Class C (ESGJX)	(2.84)	14.36	5.41	3.87	4.92	4.75
Class I (ESGKX)	(2.87)	14.34	5.43	4.11	5.57	5.54

(a)	The Fund’s fiscal year ends March 31.
(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The S&P 500 ESG Index is a market capitalization weighted, broad based index of large capitalization stocks meeting sustainability criteria, while maintaining similar overall industry weights as the S&P 500. Dividends are considered reinvested. You cannot invest directly in an index.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated July 28, 2023, the gross expense ratios for Class AAA, A, and I Shares are 2.19%, 2.19%, and 1.94%, respectively, and the net expense ratios for all share classes after contractual reimbursements by the Adviser is 0.90%. See page 12 for the expense ratios for the six months ended September 30, 2023. The contractual reimbursements are in effect through July 29, 2024. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Gabelli SRI Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2023 through September 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/23	Ending Account Value 09/30/23	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli SRI Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$971.90	0.90%	$4.44
Class A	$1,000.00	$971.10	0.90%	$4.43
Class C	$1,000.00	$971.60	0.90%	$4.44
Class I	$1,000.00	$971.30	0.90%	$4.44
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.50	0.90%	$4.55
Class A	$1,000.00	$1,020.50	0.90%	$4.55
Class C	$1,000.00	$1,020.50	0.90%	$4.55
Class I	$1,000.00	$1,020.50	0.90%	$4.55

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2023:

The Gabelli SRI Fund, Inc.

Long Positions
Financial Services	20.9%
Food	11.6%
Health Care	10.7%
Machinery	7.2%
Consumer Products	6.0%
Computer Software and Services	5.3%
Automotive	3.8%
Diversified Industrial	3.4%
U.S. Government Obligations	3.4%
Building and Construction	3.0%
Entertainment	2.9%
Environmental Services	2.9%
Energy and Utilities	2.8%
Retail	2.4%
Cable and Satellite	1.7%
Semiconductors	1.7%
Broadcasting	1.6%
Beverage	1.3%
Business Services	1.2%
Specialty Chemicals	1.2%
Computer Hardware	1.0%
Equipment and Supplies	0.9%
Automotive: Parts and Accessories	0.6%
Consumer Services	0.6%
Real Estate Investment Trust	0.5%
Telecommunications	0.4%
Transportation	0.3%
Other Assets and Liabilities (Net)	0.7%

Short Positions
Environmental Services	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Fund, Inc.

Schedule of Investments — September 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.9%
	Automotive — 3.8%
8,391	Daimler Truck Holding AG	$222,813	$291,159
3,500	Mercedes-Benz Group AG	164,353	243,818
1,900	Toyota Motor Corp., ADR	226,053	341,525
		613,219	876,502
	Automotive: Parts and Accessories — 0.6%
1,000	Genuine Parts Co.	136,015	144,380

	Beverage — 1.3%
3,000	Danone SA	199,791	165,756
2,349	The Coca-Cola Co.	112,028	131,497
		311,819	297,253
	Broadcasting — 1.6%
6,500	Liberty Media Corp.-Liberty SiriusXM†	188,276	165,490
15,000	TEGNA Inc.	239,214	218,550
		427,490	384,040
	Building and Construction — 3.0%
10,450	Canfor Corp.†	164,391	129,793
1,170	Cavco Industries Inc.†	236,409	310,822
4,795	Johnson Controls International plc	234,903	255,142
		635,703	695,757
	Business Services — 1.2%
230	Mastercard Inc., Cl. A	80,529	91,059
1,000	RB Global Inc.	63,083	62,500
600	Visa Inc., Cl. A	128,129	138,006
		271,741	291,565
	Cable and Satellite — 1.7%
8,025	Comcast Corp., Cl. A	156,040	355,828
2,725	EchoStar Corp., Cl. A†	63,070	45,644
		219,110	401,472
	Computer Hardware — 1.0%
1,650	International Business Machines Corp.	210,947	231,495

	Computer Software and Services — 5.3%
2,405	Alphabet Inc., Cl. A†	133,492	314,718
200	Cadence Design Systems Inc.†	37,323	46,860
1,960	Cisco Systems Inc.	86,131	105,370
4,350	Gen Digital Inc.	78,320	76,908
5,000	Hewlett Packard Enterprise Co.	64,974	86,850
615	Microsoft Corp.	84,169	194,186
690	Oracle Corp.	76,114	73,085
475	PTC Inc.†	66,887	67,298
225	Rockwell Automation Inc.	56,233	64,321
450	Salesforce Inc.†	82,351	91,251
Shares		Cost	Market Value
665	VMware Inc., Cl. A†	$56,044	$110,709
		822,038	1,231,556
	Consumer Products — 6.0%
4,000	Church & Dwight Co. Inc.	376,442	366,520
5,000	Edgewell Personal Care Co.	204,292	184,800
10,300	Sony Group Corp., ADR	323,150	848,823
		903,884	1,400,143
	Consumer Services — 0.6%
9,000	Resideo Technologies Inc.†	95,259	142,200

	Diversified Industrial — 3.4%
10,600	ABB Ltd., ADR	268,031	377,254
425	Eaton Corp. plc	64,108	90,644
12,000	Flex Ltd.†	219,183	323,760
		551,322	791,658
	Energy and Utilities — 2.8%
11,400	NextEra Energy Inc.	440,247	653,106

	Entertainment — 2.9%
2,500	Atlanta Braves Holdings Inc., Cl. C†	90,467	89,325
1,555	Madison Square Garden Sports Corp.	257,060	274,146
1,225	The Walt Disney Co.†	136,370	99,286
900	Universal Music Group NV	24,758	23,531
18,900	Vivendi SE	220,379	165,771
3,150	Vivendi SE, ADR	32,891	27,500
		761,925	679,559
	Environmental Services — 2.9%
650	Ecolab Inc.	99,267	110,110
2,500	Waste Connections Inc.	73,247	335,750
1,500	Waste Management Inc.	238,255	228,660
		410,769	674,520
	Equipment and Supplies — 0.9%
10,000	Mueller Water Products Inc., Cl. A	32,735	126,800
195	Parker-Hannifin Corp.	21,300	75,956
		54,035	202,756
	Financial Services — 20.9%
20,730	Aegon Ltd.	85,429	100,423
4,210	Ally Financial Inc.	112,112	112,323
3,800	American Express Co.	334,691	566,922
2,150	Axis Capital Holdings Ltd.	116,014	121,195
32,700	Banco Bilbao Vizcaya Argentaria SA	176,679	266,551
21,000	Barclays plc	41,262	40,724
1,170	Capital One Financial Corp.	107,599	113,549
2,210	Citigroup Inc.	99,216	90,897
27,000	Commerzbank AG	189,985	308,009
4,296	Credit Agricole SA	45,820	53,104

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — September 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
57,300	Daiwa Securities Group Inc.	$283,045	$330,940
647	Diamond Hill Investment Group Inc.	113,071	109,065
2,000	First American Financial Corp.	109,990	112,980
100	First Citizens BancShares Inc., Cl. A	122,310	138,010
7,150	Flushing Financial Corp.	100,988	93,879
18,200	ING Groep NV	139,137	241,486
950	Intercontinental Exchange Inc.	119,118	104,519
3,250	Moelis & Co., Cl. A	121,427	146,672
825	Morgan Stanley	70,888	67,378
63,900	NatWest Group plc	183,556	183,762
3,226	NN Group NV	121,941	103,821
800	PayPal Holdings Inc.†	33,427	46,768
1,880	S&P Global Inc.	654,464	686,971
2,950	Shinhan Financial Group Co. Ltd., ADR	79,487	78,145
2,000	Societe Generale SA	48,119	48,729
19,000	Standard Chartered plc	117,134	175,719
2,750	State Street Corp.	148,280	184,140
2,400	The Bank of New York Mellon Corp.	99,952	102,360
4,300	TrustCo Bank Corp. NY	133,940	117,347
		4,109,081	4,846,388
	Food — 11.6%
6,000	BellRing Brands Inc.†	243,517	247,380
10,000	Mondelēz International Inc., Cl. A	283,219	694,000
8,875	Nestlé SA	503,308	1,005,837
6,000	The Kraft Heinz Co.	233,540	201,840
11,200	Unilever plc, ADR	398,656	553,280
		1,662,240	2,702,337
	Health Care — 10.7%
2,950	Baxter International Inc.	210,738	111,333
300	Becton Dickinson & Co.	67,538	77,559
4,200	Bristol-Myers Squibb Co.	196,599	243,768
440	Danaher Corp.	117,282	109,164
1,975	Fortrea Holdings Inc.†	68,956	56,465
480	HCA Healthcare Inc.	69,503	118,070
4,500	Henry Schein Inc.†	265,258	334,125
480	IQVIA Holdings Inc.†	97,120	94,440
500	Laboratory Corp. of America Holdings	118,264	100,525
2,000	Medtronic plc	184,305	156,720
1,550	Merck & Co. Inc.	136,767	159,573
855	The Cigna Group	201,643	244,590
Shares		Cost	Market Value
715	Vertex Pharmaceuticals Inc.†	$167,393	$248,634
2,495	Zoetis Inc.	122,331	434,080
		2,023,697	2,489,046
	Machinery — 7.2%
285	Caterpillar Inc.	45,135	77,805
68,800	CNH Industrial NV	545,203	832,480
8,330	Xylem Inc.	168,320	758,280
		758,658	1,668,565
	Real Estate Investment Trust — 0.5%
950	Prologis Inc.	118,870	106,599

	Retail — 2.4%
2,010	Lowe’s Companies Inc.	229,244	417,759
650	NIKE Inc., Cl. B	78,510	62,153
790	Target Corp.	119,838	87,350
		427,592	567,262
	Semiconductors — 1.7%
15	ARM Holdings plc, ADR†	765	803
3,750	Intel Corp.	177,507	133,312
150	NVIDIA Corp.	6,420	65,249
960	QUALCOMM Inc.	121,047	106,618
820	Teradyne Inc.	74,706	82,377
		380,445	388,359
	Specialty Chemicals — 1.2%
715	Air Products and Chemicals Inc.	190,556	202,631
500	Rogers Corp.†	52,838	65,735
		243,394	268,366
	Telecommunications — 0.4%
510	American Tower Corp., REIT	114,970	83,870

	Transportation — 0.3%
395	Union Pacific Corp.	90,165	80,434

	TOTAL COMMON STOCKS	16,794,635	22,299,188

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — September 30, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 3.4%
$795,000	U.S. Treasury Bills,
	5.368% to 5.388%††, 12/07/23 to 12/28/23	$785,667	$785,793

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 99.3%	$17,580,302	23,084,981

	SECURITIES SOLD SHORT — (0.0)%
	(Proceeds received $1,721)		(1,691)

	Other Assets and Liabilities (Net) — 0.7%		153,727

	NET ASSETS — 100.0%		$23,237,017

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.0)%
	Environmental Services — (0.0)%
20	Veralto Corp.	$1,721	$1,691

	TOTAL SECURITIES SOLD SHORT(a)	$1,721	$1,691

(a)	At September 30, 2023, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Assets and Liabilities

September 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $17,580,302)	$23,084,981
Cash	6,335
Receivable for investments sold	17,450
Receivable for Fund shares sold	463
Receivable from Adviser	38,496
Dividends receivable	118,648
Prepaid expenses	32,422
Total Assets	23,298,795
Liabilities:
Securities sold short, at value (proceeds $1,721)	1,691
Payable for investments purchased	12,638
Payable for investment advisory fees	20,025
Payable for distribution fees	3,426
Payable for payroll expenses	691
Payable for legal and audit fees	12,324
Payable for shareholder communications	4,638
Other accrued expenses	6,345
Total Liabilities	61,778
Net Assets
(applicable to 1,956,860 shares outstanding)	$23,237,017

Net Assets Consist of:
Paid-in capital	$16,447,742
Total distributable earnings	6,789,275
Net Assets	$23,237,017

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,717,154 ÷ 570,877 shares outstanding)	$11.77
Class A:
Net Asset Value and redemption price per share ($6,837,918 ÷ 581,866 shares outstanding)	$11.75
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.47
Class C:
Net Asset Value and redemption price per share ($645,002 ÷ 62,809 shares outstanding)	$10.27
Class I:
Net Asset Value, offering, and redemption price per share ($9,036,943 ÷ 741,308 shares outstanding)	$12.19

Statement of Operations

For the Six Months Ended September 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $27,835)	$350,241
Interest	17,573
Total Investment Income	367,814
Expenses:
Investment advisory fees	130,370
Distribution fees - Class AAA	9,351
Distribution fees - Class A	9,195
Distribution fees - Class C	3,522
Legal and audit fees	49,403
Registration expenses	32,027
Shareholder communications expenses	22,793
Directors’ fees	11,500
Shareholder services fees	9,058
Custodian fees	5,759
Payroll expenses	1,107
Miscellaneous expenses	9,081
Total Expenses	293,166
Less:
Expense reimbursements by Adviser (See Note 3)	(175,102)
Expenses paid indirectly by broker (See Note 6)	(731)
Total credits and reimbursements	(175,833)
Net Expenses	117,333
Net Investment Income	250,481

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	1,118,868
Net realized loss on foreign currency transactions	(332)
Net realized gain on investments and foreign currency transactions	1,118,536
Net change in unrealized appreciation/depreciation:
on investments	(1,994,671)
on securities sold short	30
on foreign currency translations	(1,469)
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	(1,996,110)
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	(877,574)
Net Decrease in Net Assets Resulting from Operations	$(627,093)

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations:
Net investment income	$250,481	$324,663
Net realized gain on investments and foreign currency transactions	1,118,536	86,768
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	(1,996,110)	(3,091,043)
Net Decrease in Net Assets Resulting from Operations	(627,093)	(2,679,612)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(396,594)
Class A	—	(381,895)
Class C	—	(47,040)
Class I	—	(540,906)
Total Distributions to Shareholders	—	(1,366,435)

Capital Share Transactions:
Class AAA	(927,474)	(1,035,288)
Class A	(470,293)	(1,906,015)
Class C	(130,303)	(682,352)
Class I	(1,436,819)	(1,285,808)

Net Decrease in Net Assets from Capital Share Transactions	(2,964,889)	(4,909,463)

Net Decrease in Net Assets	(3,591,982)	(8,955,510)

Net Assets:
Beginning of year	26,828,999	35,784,509
End of period	$23,237,017	$26,828,999

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement(b)		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2024(c)	$12.11	$0.12		$(0.46)	$(0.34)	$—	$—	$—	$—		$11.77	(2.81)%	$6,717	1.94	%(d)	2.33	%(d)	0.90	%(d)	13%
2023	13.63	0.13		(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08		0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
2020	14.03	0.16	(e)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.40	(13.50)	7,530	1.13	(e)	1.92		1.14		18
2019	15.35	0.07		(0.37)	(0.30)	—	(1.02)	(1.02)	0.00	(f)	14.03	(1.92)	11,227	0.49		1.87		1.25		29
Class A
2024(c)	$12.10	$0.12		$(0.47)	$(0.35)	$—	$—	$—	$—		$11.75	(2.89)%	$6,838	1.91	%(d)	2.33	%(d)	0.90	%(d)	13%
2023	13.61	0.13		(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09		0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
2020	14.02	0.15	(e)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.39	(13.51)	7,455	1.11	(e)	1.92		1.13		18
2019	15.33	0.08		(0.37)	(0.29)	—	(1.02)	(1.02)	0.00	(f)	14.02	(1.85)	8,958	0.51		1.87		1.25		29
Class C
2024(c)	$10.57	$0.10		$(0.40)	$(0.30)	$—	$—	$—	$—		$10.27	(2.84)%	$645	1.94	%(d)	3.08	%(d)	0.90	%(d)	13%
2023	11.93	0.12		(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10		0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
2020	12.80	0.08	(e)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(f)	9.35	(13.93)	4,022	0.60	(e)	2.67		1.68		18
2019	14.20	(0.03)		(0.35)	(0.38)	—	(1.02)	(1.02)	0.00	(f)	12.80	(2.65)	7,347	(0.25)		2.62		2.00		29
Class I
2024(c)	$12.55	$0.12		$(0.48)	$(0.36)	$—	$—	$—	$—		$12.19	(2.87)%	$9,037	1.92	%(d)	2.08	%(d)	0.90	%(d)	13%
2023	14.11	0.14		(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08		0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18
2020	14.38	0.19	(e)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(f)	10.70	(13.32)	9,995	1.30	(e)	1.67		0.97		18
2019	15.67	0.11		(0.38)	(0.27)	—	(1.02)	(1.02)	0.00	(f)	14.38	(1.68)	15,660	0.74		1.62		1.00		29

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended September 30, 2023, unaudited.
(d)	Annualized.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), respectively.
(f)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli SRI Fund, Inc. (formerly known as Gabelli ESG Fund, Inc.) was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund commenced investment operations on June 1, 2007.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$22,299,188	—	$22,299,188
U.S. Government Obligations	—	$785,793	785,793
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$22,299,188	$785,793	$23,084,981

LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(1,691)	—	$(1,691)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(1,691)	—	$(1,691)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments at September 30, 2023 or March 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended September 30, 2023, the Fund did not incur periodic expenses charged by Acquired Funds.

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at September 30, 2023 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended March 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$545,591
Net long term capital gains	820,844
Total distributions paid	$1,366,435

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and other instruments	$17,636,471	$6,212,128	$(765,309)	$5,446,819

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended September 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest,

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

taxes, and extraordinary expenses) until at least July 31, 2024 at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended September 30, 2023, the Adviser reimbursed the Fund in the amount of $175,102. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At September 30, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,238,213:

For the fiscal year ended March 31, 2021, expiring March 31, 2024	$346,140
For the fiscal year ended March 31, 2022, expiring March 31, 2025	354,198
For the fiscal year ended March 31, 2023, expiring March 31, 2026	362,773
For the six months ended September 30, 2023, expiring March 31, 2027	175,102
$1,238,213

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended September 30, 2023, other than short term securities and U.S. Government obligations, aggregated $3,200,089 and $5,894,866, respectively.

6. Transactions with Affiliates and Other Arrangements. Additionally, the Distributor retained a total of $82 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended September 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $731.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended September 30, 2023.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A and Class C Shares were “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A Shares, no new investors may purchase shares of such classes, but existing

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally on the Effective Date, Class I Shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I Shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I Shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended September 30, 2023 and the fiscal year ended March 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,150	$26,537	5,257	$64,173
Shares issued upon reinvestment of distributions	—	—	33,230	392,449
Shares redeemed	(76,732)	(954,011)	(125,551)	(1,491,910)
Net decrease	(74,582)	$(927,474)	(87,064)	$(1,035,288)
Class A
Shares sold	10,034	$123,404	22,162	$268,560
Shares issued upon reinvestment of distributions	—	—	30,347	358,098
Shares redeemed	(48,705)	(593,697)	(214,334)	(2,532,673)
Net decrease	(38,671)	$(470,293)	(161,825)	$(1,906,015)
Class C
Shares issued upon reinvestment of distributions	—	—	4,562	$47,040
Shares redeemed	(12,154)	$(130,303)	(70,423)	(729,392)
Net decrease	(12,154)	$(130,303)	(65,861)	$(682,352)
Class I
Shares sold	5,199	$66,809	61,252	$746,423
Shares issued upon reinvestment of distributions	—	—	43,240	529,258
Shares redeemed	(117,403)	(1,503,628)	(206,164)	(2,561,489)
Net decrease	(112,204)	$(1,436,819)	(101,672)	$(1,285,808)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

Gabelli SRI Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

In determining whether to approve the continuance of the Investment Advisory Agreement (the Advisory Agreement), the Board, including a majority of the Directors who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), considered the following information at a meeting on May 16, 2023:

1)	The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)	The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short, medium, and long-term performance (as of March 31, 2023) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that generally it placed greater emphasis on the Fund’s longer term

Gabelli SRI Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

performance; however, it noted the shift in investment strategy away from “green” investing will make the long term performance less relevant than the short term performance. The Adviser Peer Group considered by the Board Members was developed by the Adviser and was comprised of other social criteria funds. The Board also reviewed the performance of the Broadridge Peer Group in the Meeting Materials. Fund Counsel instructed the Board that they should consider both peer groups. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund against the Adviser Peer Group, the Board Members noted that the Fund’s performance was one-, three-, five-, and ten-year periods. In reviewing the performance of the Fund against the Broadridge peer group, the Board Members noted that the Fund’s performance was below the median for the one-, three-, five-, and ten-year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group and the Broadridge peer group, respectively.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Adviser expense peer group (“Adviser Expense Peer Group”) and Broadridge expense peer group (“Broadridge Expense Peer Group”). The Board Members also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Adviser Expense Peer Group and Broadridge Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than the medians when compared to those of the Adviser Expense Peer Group and Broadridge Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same as or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2022. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund

Gabelli SRI Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

GABELLI SRI FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Clarence A. Davis
Former Chief
Executive Officer,
Nestor, Inc.

Vincent D. Enright
Former Senior Vice
President and
Chief Financial Officer,
KeySpan Corp.

William F. Heitmann
Former Senior Vice
President of Finance,
Verizon Communications, Inc

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Office

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q323SR

GABELLI
FUNDS

GABELLI SRI FUND, INC.

Semiannual Report
September 30, 2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli SRI Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball Principal Executive Officer

Date	12/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/7/23

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	12/7/23

*	Print the name and title of each signing officer under his or her signature.